Income taxes - Summary of nature of deferred taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Total of items with a nature of deferred tax assets	€ 24,886	€ 18,359	€ 13,250
Total of items with a nature of deferred tax liabilities	(528)	(605)	(699)
Net total of deferred tax assets (liabilities)	0
GROSS AMOUNT
Income taxes
Net total of deferred tax assets (liabilities)	24,358	17,754	12,551
Unrecognized deferred tax
Income taxes
Net total of deferred tax assets (liabilities)	(24,358)	(17,754)	(12,551)
Temporary differences
Income taxes
Total of items with a nature of deferred tax assets	1,381	277	95
Total of items with a nature of deferred tax liabilities	(528)	(605)	(699)
Losses carried forward
Income taxes
Total of items with a nature of deferred tax assets	€ 23,505	€ 18,082	€ 13,155